Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
December 31, 2025
MAG-K6-NPRT3-0226
1.9893881.106
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 1.1%
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	1,464	3,521,365
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,190	6,439,429
UNITED STATES - 96.4%
Communication Services - 6.1%
Entertainment - 1.7%
Netflix Inc (a)	61,190	5,737,174
Interactive Media & Services - 4.4%
Meta Platforms Inc Class A	21,920	14,469,173
TOTAL COMMUNICATION SERVICES		20,206,347
Consumer Discretionary - 11.5%
Broadline Retail - 6.0%
Amazon.com Inc (a)	85,845	19,814,743
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings Inc	18,801	5,400,588
Marriott International Inc/MD Class A1	15,660	4,858,358
		10,258,946
Specialty Retail - 2.4%
AutoZone Inc (a)	1,126	3,818,828
O'Reilly Automotive Inc (a)	46,555	4,246,282
		8,065,110
TOTAL CONSUMER DISCRETIONARY		38,138,799
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	6,539	5,638,841
Financials - 15.1%
Capital Markets - 6.9%
Ares Management Corp Class A	26,220	4,237,939
CME Group Inc Class A	16,578	4,527,120
KKR & Co Inc Class A	35,440	4,517,891
Moody's Corp	8,994	4,594,585
S&P Global Inc	9,113	4,762,363
		22,639,898
Financial Services - 5.8%
Apollo Global Management Inc	33,010	4,778,527
Mastercard Inc Class A	12,020	6,861,978
Visa Inc Class A	21,801	7,645,829
		19,286,334
Insurance - 2.4%
Arthur J Gallagher & Co	14,963	3,872,275
Marsh & McLennan Cos Inc	22,266	4,130,788
		8,003,063
TOTAL FINANCIALS		49,929,295
Health Care - 4.9%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	46,470	4,430,915
Health Care Providers & Services - 3.6%
Cencora Inc	10,272	3,469,368
HCA Healthcare Inc	7,529	3,514,989
McKesson Corp	5,735	4,704,363
		11,688,720
TOTAL HEALTH CARE		16,119,635
Industrials - 15.3%
Aerospace & Defense - 5.0%
GE Aerospace	22,454	6,916,506
HEICO Corp Class A	19,452	4,910,268
TransDigm Group Inc	3,608	4,798,099
		16,624,873
Building Products - 1.5%
Trane Technologies PLC	12,770	4,970,084
Commercial Services & Supplies - 4.4%
Cintas Corp	20,194	3,797,886
Republic Services Inc	17,470	3,702,417
Rollins Inc	60,104	3,607,442
Waste Connections Inc (United States)	20,402	3,577,694
		14,685,439
Construction & Engineering - 1.5%
Quanta Services Inc	11,378	4,802,199
Electrical Equipment - 1.6%
Eaton Corp PLC	16,855	5,368,486
Machinery - 1.3%
Westinghouse Air Brake Technologies Corp	19,870	4,241,251
TOTAL INDUSTRIALS		50,692,332
Information Technology - 35.2%
Communications Equipment - 2.8%
Arista Networks Inc (a)	33,540	4,394,746
Motorola Solutions Inc	12,766	4,893,463
		9,288,209
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	40,052	5,412,627
Semiconductors & Semiconductor Equipment - 17.4%
Broadcom Inc	48,070	16,637,027
KLA Corp	4,636	5,633,111
NVIDIA Corp	186,440	34,771,060
		57,041,198
Software - 13.4%
Cadence Design Systems Inc (a)	18,155	5,674,890
Microsoft Corp	59,278	28,668,026
Synopsys Inc (a)	13,811	6,487,303
Tyler Technologies Inc (a)	7,650	3,472,718
		44,302,937
TOTAL INFORMATION TECHNOLOGY		116,044,971
Materials - 4.1%
Chemicals - 1.4%
Linde PLC	10,835	4,619,936
Construction Materials - 2.7%
Martin Marietta Materials Inc	7,810	4,862,975
Vulcan Materials Co	13,770	3,927,479
		8,790,454
TOTAL MATERIALS		13,410,390
Real Estate - 1.2%
Health Care REITs - 1.2%
Welltower Inc	20,820	3,864,400
Utilities - 1.3%
Electric Utilities - 1.3%
Constellation Energy Corp	12,550	4,433,539
TOTAL UNITED STATES		318,478,549
TOTAL COMMON STOCKS (Cost $182,064,385)		328,439,343

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,161,855)	3.79	2,161,369	2,161,801

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $184,226,240)	330,601,144
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(240,624)
NET ASSETS - 100.0%	330,360,520

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,272,434	59,809,699	59,920,585	99,468	307	(54)	2,161,801	2,161,369	0.0%
Fidelity Securities Lending Cash Central Fund	-	15,386,747	15,386,747	352	-	-	-	-	0.0%
Total	2,272,434	75,196,446	75,307,332	99,820	307	(54)	2,161,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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